Significant Events in the Reporting Period (Details) - Mar. 11, 2026 $ / shares in Units, $ in Thousands	₪ / shares	USD ($) $ / shares
Significant Events in the Reporting Period [Abstract]
Special cash dividend | (per share)	₪ 0.77	$ 0.25
Common stock amounting total		$ 14,421